General and administrative expenses	12 Months Ended
Dec. 31, 2018
General and Administrative Expenses [Abstract]
General and administrative expenses
14.	General and administrative expenses

	December 31, 2018	December 31, 2017	December 31, 2016
Rent	$488,273	$269,716	$141,957
Office expenses	944,771	345,986	113,158
Legal and professional	1,491,818	912,347	643,725
Consulting fees	1,191,593	405,176	186,437
Investor relations	614,803	113,256	-
Salaries	759,680	326,770	120,558
	$5,490,938	$2,373,251	$1,205,835